Commitments and Contingencies (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands							9 Months Ended	12 Months Ended
	May 09, 2016	Apr. 25, 2016	Apr. 19, 2016	Mar. 29, 2016	Mar. 28, 2016	Apr. 22, 2015	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014	Mar. 02, 2016
Loss Contingencies [Line Items]
Rent expense								$ 764	$ 539
Common stock issued in settlement of Blue Spike litigation								$ 139
Settled Litigation
Loss Contingencies [Line Items]
Shares issued (in shares)						50,000
Share price (in dollars per share)						$ 2.77
Common stock issued in settlement of Blue Spike litigation						$ 139
Virtual Gaming Technologies, Inc.
Loss Contingencies [Line Items]
Legal expense							$ 5
Notice by 902 Associates
Loss Contingencies [Line Items]
Unpaid rent										$ 226
North America Photon Infotech Ltd.
Loss Contingencies [Line Items]
Loss contingency, damages sought					$ 218
Pandora Media Inc.
Loss Contingencies [Line Items]
Loss contingency, damages sought				$ 125
Subsequent Event | Notice by 902 Associates
Loss Contingencies [Line Items]
Settlement of rent in arrears			$ 50
Subsequent Event | Carpathia Hosting, LLC
Loss Contingencies [Line Items]
Loss contingency, damages sought		$ 658
Subsequent Event | Coda Search LLC
Loss Contingencies [Line Items]
Loss contingency, damages sought	$ 27